Convertible bonds (Tables)	12 Months Ended
Dec. 31, 2024
Convertible bonds [Abstract]
Schedule of Movement in the Fair Value of Convertible Bonds
	As of December 31,
	2023	2024
	RMB’000	RMB’000
Opening balance	—	272,684
New issuance	474,117	251,594
Fair value changes	116,520	(426)
Conversion to shares (Note 21(ii))	(319,335)	(29,785)
Notes matured	—	(255,458)
Exchange differences	1,382	2,915
Closing balance	272,684	241,524

Schedule of the Inputs Used for the Valuation of the Convertible Bonds
As of December 31,
	2024	2023
Expected volatility	71.75% - 73.64%	70.36% - 78.64%
Risk–free interest rate	4.19% - 4.20%	5.08% - 5.49%
Bond Maturity	0.76 - 0.98	0.51 - 0.94
Weighted average share price	US$2.00	US$1.52 - US$6.63